Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Legal Proceedings [Abstract]
LEGAL PROCEEDINGS	NOTE 16 — LEGAL PROCEEDINGS There are no open legal proceeding as of March 31, 2022 and as of today.

NOTE 21 — LEGAL PROCEEDINGS

In March 2017, MICT entered into an agreement with Sunrise Securities LLC (“Sunrise”) through Sunrise’s principal, Amnon Mandelbaum (the “Sunrise Agreement”), pursuant to which Sunrise agreed to assist MICT in identifying, analyzing, structuring, and negotiating suitable business opportunities, such as a sale of stock or assets, merger, tender offer, joint venture, financing arrangement, private placement, or any similar transaction or combination thereof. The parties initially disagreed as to the amount of the fee that would be payable upon the closing of the transactions contemplated by the reinstated merger agreement. There were also questions about the applicability of the Sunrise Agreement to the merger, and whether or not Sunrise was properly owed any transaction fee upon the closing of the said merger. In order to resolve the matter, the parties have executed a settlement and release agreement for the release and waiver of the above claims in consideration for the issuance of freely tradable shares of common stock of MICT worth no less than $1,500 (the “Shares”), which Shares were delivered as follows: (i) 67.5% of the Shares to Amnon Mandelbaum; (ii) 7.5% of the Shares to INTE Securities LLC; and (iii) 25% of the Shares to Amini LLC. In addition, by no later than February 16, 2021, MICT would issue 200,000 warrants to purchase 200,000 freely tradable registered shares of common stock of MICT and deliver original copies of such warrants within five business days of the date of issuance of the warrants. The Shares issuable upon exercise of the warrants would be registered on a registration statement. 150,000 of these warrants were issued to Amnon Mandelbaum and 50,000 of these warrants were issued to Amini LLC, or its designee as named in writing. Each warrant was exercisable into one share of registered common stock of MICT until one year after the date of issuance of the warrants at an exercise price of $1.01 per share, and in any other respects, on the same material terms and conditions as are applicable to MICT’s current outstanding warrants including, but not limited to: (i) cashless exercise at all times from the date of issuance of the warrants until to the expiration dates of the warrants, (ii) certain exercise price adjustments, and (iii) other terms that are no less favorable to MICT’s recently issued common stock purchase warrant agreements. MICT was not able to timely file a registration statement to register the Shares, and Shares underlying the warrants per the settlement agreement. The Sunrise parties notified MICT that it has breached the settlement agreement. Subsequently, on March 30, 2021, MICT and the Sunrise parties signed an amended settlement agreement whereby MICT was obligated to make a $1,000 payment by March 31, 2021 and the share dollar amount set forth above was reduced from $1,500 to $500. MICT made the $1,000 payment. Furthermore, if MICT was not able to file a registration statement with the Securities and Exchange Commission for the Shares by June 4, 2021, we were required to make a $600 payment to settle the matter in full and Sunrise would not receive any MICT shares. On July 1, 2021, MICT made the $600 payment since there was a disagreement as to whether or not the registration statement was timely filed. This matter with Sunrise is now fully settled.

On September 22, 2020, the Company entered into a settlement and release agreement with Craig Marshak, (“Marshak”), in connection with a claim filed by Marshak against the Company and additional defendants. Pursuant to the settlement, and in consideration for a customary release and waiver for the benefit of MICT, MICT agreed to pay Marshak a sum of $125 in cash. Marshak then dismissed such claim. On January 15, 2021 the parties executed an amendment to the settlement and release agreement for the payment to Marshak of $315 in exchange for the tender back of 60,000 of the Company’s shares that were promised to Marshak as part of the settlement and release agreement. The $315 payment was made and this matter is settled in full.

On December 31, 2017, MICT, Enertec Systems 2001 Ltd., (“Enertec Systems”), previously our wholly-owned subsidiary, and Enertec Management Ltd., (“Enertec Management”) entered into a share purchase agreement (the “Share Agreement”), with Coolisys Technologies Inc., (“Coolisys”), a subsidiary of DPW Holdings, Inc. (“DPW”). Per the Share Agreement, Coolisys agreed to pay, at the closing of the transaction, a purchase price of $5,250 and assume up to $4,000 of Enertec Systems’ debt. On May 22, 2018, MICT closed on the sale of all of the outstanding equity of Enertec Systems.

Upon Closing, MICT received gross proceeds of approximately $4,700, of which 10% was to be held in escrow (“Escrow Amount’) for up to 14 months after the Closing in order to satisfy any potential indemnification claims. The final consideration amount was adjusted due to Enertec Systems’ debts at the Closing. In addition, Coolisys also assumed approximately $4,000 of Enertec Systems’ debt.

In conjunction with, and as a condition to, the Closing, the Company, Enertec Systems, Coolisys, DPW and Mr. David Lucatz, our former Chief Executive Officer and director, executed a consulting agreement, (the “Consulting Agreement”). Pursuant to the Consulting Agreement, we, via Mr. Lucatz, provided Enertec Systems with certain consulting and transitional services over a 3-year period as necessary (but in no event did the services exceed 20% of Mr. Lucatz’s time). Coolisys (via Enertec Systems) was obligated to pay us an annual consulting fee of $150 and to issue to us 150,000 restricted shares of DPW Class A common stock, (the “DPW Shares”). The DPW Shares were to be issued in three equal installments, with the initial installment vesting the day after the Closing and the remaining installments vesting on each of the first two (2) anniversaries of the Closing. The rights and obligations under the Consulting Agreement were assigned to Mr. Lucatz along with the DPW Shares.

Coolisys alleged the Company was in breach of the Share Agreement, and the Escrow Amount remained in escrow. On July 21, 2020, MICT management and MICT (the “Seller Parties”) received a statement of claim filed in the District Court of Tel Aviv (the “Court”) by Coolisys against the Seller Parties and its Board members for the approximate amount of $2,500, (the “Claim”). Pursuant to the Claim, Coolisys alleged that certain misrepresentations in the Share Agreement resulted in losses to Coolisys and requested, among other things, that the Court instruct the release of the Escrow Amount held by the escrow agent to Coolisys.

The Company filed its defense to the Claim on December 15, 2020. On September 14, 2021, the Court adopted a verdict giving effect to the parties settlement agreement pursuant to which the Claim was rejected. The parties have mutually released and waived all claims against the other and in consideration for the aforementioned, the Escrow Amount was released to Coolisys.